Interim condensed consolidated statement of changes in equity - COP ($) $ in Millions	Subscribed and paid-in capital After adoption of new standards IFRS	Subscribed and paid-in capital	Additional paid-in capital After adoption of new standards IFRS	Additional paid-in capital	Reserves After adoption of new standards IFRS	Reserves	Other comprehensive income After adoption of new standards IFRS	Other comprehensive income	Retained earnings Adoption of new standards	Retained earnings After adoption of new standards IFRS	Retained earnings	Total Adoption of new standards	Total After adoption of new standards IFRS	Total	Non-controlling interest After adoption of new standards IFRS	Non-controlling interest	Adoption of new standards	After adoption of new standards IFRS	Total
Opening balance at Dec. 31, 2020		$ 25,040,067		$ 6,607,699		$ 9,635,136		$ 7,947,062			$ 669,900			$ 49,899,864		$ 3,599,499			$ 53,499,363
Net profit											10,217,081			10,217,081		1,057,905			11,274,986
Release of reserves						(5,066,156)					5,066,156
Dividends declared											(698,984)			(698,984)		(879,995)			(1,578,979)
Business combination																27,258,943			27,258,943
Change in participation in subsidiaries											2,755			2,755		(11,106)			(8,351)
Equity restitution																(14,823)			(14,823)
Appropriation of reserves, Legal						168,808					(168,808)
Appropriation of reserves ,Fiscal and statutory						509,082					(509,082)
Appropriation of reserves , Occasional						5,377,359					(5,377,359)
(Loss) gain on hedging instruments:
Cash flow hedge for future exports								(203,504)						(203,504)					(203,504)
Hedge of a net investment in a foreign operation								(1,956,114)						(1,956,114)					(1,956,114)
Cash flow hedge with derivative instruments								(91,495)						(91,495)		(25,339)			(116,834)
Financial instruments measured at fair value								(32)						(32)		(30)			(62)
Foreign currency translation								3,935,716						3,935,716		(380,926)			3,554,790
Sale of joint ventures								(361,728)						(361,728)					(361,728)
Remeasurement loss on defined benefit plans								(269,207)						(269,207)					(269,207)
Closing balance at Sep. 30, 2021		25,040,067		6,607,699		10,624,229		9,000,698			9,201,659			60,474,352		30,604,128			91,078,480
Opening balance (Before adoption of new standards IFRS) at Dec. 31, 2021		25,040,067		6,607,699		10,624,229		11,357,894			14,859,658			68,489,547		22,094,225			90,583,772
Opening balance at Dec. 31, 2021	$ 25,040,067		$ 6,607,699		$ 10,624,229		$ 11,357,894		$ 42,054	$ 14,901,712		$ 42,054	$ 68,531,601		$ 22,094,225		$ 42,054	$ 90,625,826	90,583,772
Net profit											24,770,909			24,770,909		2,759,916			27,530,825
Release of reserves						(5,886,441)					5,886,441
Dividends declared						(6,907,605)					(11,512,675)			(18,420,280)		(1,476,010)			(19,896,290)
Business combination																(238,839)			(238,839)
Equity restitution																(84,822)			(84,822)
Appropriation of reserves, Legal						1,669,468					(1,669,468)
Appropriation of reserves ,Fiscal and statutory						509,082					(509,082)
Appropriation of reserves , Occasional						8,889,900					(8,889,900)
(Loss) gain on hedging instruments:
Cash flow hedge for future exports								(1,594,964)						(1,594,964)					(1,594,964)
Hedge of a net investment in a foreign operation								(3,555,396)						(3,555,396)		(88,334)			(3,643,730)
Cash flow hedge with derivative instruments								40,815						40,815		1,070			41,885
Financial instruments measured at fair value								(1,409)						(1,409)		(69)			(1,478)
Foreign currency translation								8,325,557						8,325,557		2,665,999			10,991,556
Remeasurement loss on defined benefit plans								(1,038,042)						(1,038,042)		(2,130)			(1,040,172)
Closing balance at Sep. 30, 2022		$ 25,040,067		$ 6,607,699		$ 8,898,633		$ 13,534,455			$ 22,977,937			$ 77,058,791		$ 25,631,006			$ 102,689,797